Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 67,760	$ 15,182	$ 20,256
Trade receivables and contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Total	4,931	8,612	8,670
Trade receivables and contract assets | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	4,392	6,532	8,367
Trade receivables and contract assets | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	501	1,919	209
Trade receivables and contract assets | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	101	94
Trade receivables and contract assets | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	4	0
Trade receivables and contract assets | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 38	$ 56	$ 0